RISK MANAGEMENT - Liquidity Risk - Percentage of IRL ratio (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Banco de Bogota S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	564.00%	1328.00%
Banco de Bogota S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	127.00%	222.00%
Banco de Occidente S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	419.00%	744.00%
Banco de Occidente S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	133.00%	145.00%
Banco Popular S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	1925.00%	463.00%
Banco Popular S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	145.00%	143.00%
Banco Comercial AV Villas S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	775.00%	488.00%
Banco Comercial AV Villas S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	174.00%	127.00%
Corporacion Financiera Colombiana S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	255.00%	358.00%
Corporacion Financiera Colombiana S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of IRL ratio	150.00%	168.00%